ESTIMATION OF FAIR VALUE (Details 8) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Level two to one [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	$ 0	$ 963,794
Level one to two [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	189,135	210,073
Local currency [Member] | Level two to one [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	963,794
Local currency [Member] | Level one to two [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	28,153	208,526
Foreign currency [Member] | Level two to one [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	0
Foreign currency [Member] | Level one to two [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	160,982	1,547
Securities issued by the Colombian Government [Member] | Trading debt securities [Member] | Local currency [Member] | Level two to one [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	963,794
Securities issued by the Colombian Government [Member] | Trading debt securities [Member] | Local currency [Member] | Level one to two [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	28,153	208,526
Securities issued by other financial institutions [Member] | Trading debt securities [Member] | Local currency [Member] | Level two to one [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	0
Securities issued by other financial institutions [Member] | Trading debt securities [Member] | Local currency [Member] | Level one to two [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	0
Securities issued by other financial institutions [Member] | Trading debt securities [Member] | Foreign currency [Member] | Level two to one [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	0
Securities issued by other financial institutions [Member] | Trading debt securities [Member] | Foreign currency [Member] | Level one to two [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	65,209	1,547
Securities issued by other entities of the Colombian Government [Member] | Trading debt securities [Member] | Foreign currency [Member] | Level two to one [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	0
Securities issued by other entities of the Colombian Government [Member] | Trading debt securities [Member] | Foreign currency [Member] | Level one to two [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	10,221	0
Securities issued by entities of the Non-financial sector [Member] | Trading debt securities [Member] | Foreign currency [Member] | Level two to one [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	0
Securities issued by entities of the Non-financial sector [Member] | Trading debt securities [Member] | Foreign currency [Member] | Level one to two [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	85,552	0
Securities issued by central banks [Member] | Trading debt securities [Member] | Foreign currency [Member] | Level two to one [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	0
Securities issued by central banks [Member] | Trading debt securities [Member] | Foreign currency [Member] | Level one to two [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	0
Securities issued by foreign Governments [Member] | Trading debt securities [Member] | Foreign currency [Member] | Level two to one [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	0
Securities issued by foreign Governments [Member] | Trading debt securities [Member] | Foreign currency [Member] | Level one to two [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	0
Other investment [Member] | Trading debt securities [Member] | Foreign currency [Member] | Level two to one [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	0	0
Other investment [Member] | Trading debt securities [Member] | Foreign currency [Member] | Level one to two [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	$ 0	$ 0